Summary of Significant Accounting Policies - Summary of Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of initial application of standards or interpretations [abstract]
As at Balance Sheet Date	1.4508	1.332
Average for the Period	1.3797	1.3425